Fees Summary	Apr. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 226,099,740.46
Previously Paid Amount	0.00
Total Fee Amount	31,224.37
Total Offset Amount	0.00
Net Fee	$ 31,224.37
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A